Federated MDT Large Cap Growth Fund
Class A Shares
Class B Shares
Class C Shares
Institutional Shares

Federated MDT Large Cap Value Fund
Class A Shares
Class C Shares
Class K Shares
Institutional Shares

Federated MDT All Cap Core Fund
Class A Shares
Class C Shares
Class K Shares
Institutional Shares

Federated MDT Mid Cap Growth Fund
Class A Shares
Class C Shares
Institutional Shares

Federated MDT Small Cap Core Fund
Class A Shares
Class C Shares
Institutional Shares

Federated MDT Small Cap Growth Fund
Class A Shares
Class B Shares
Class C Shares
Institutional Shares

Federated MDT Small Cap Value fund
Class A Shares
Class C Shares
Institutional  Shares

Federated MDT Balanced Fund
Class A Shares
Class C Shares
Class K Shares
Institutional Shares

Federated MDT Tax Aware/All Cap Core fund
Class A Shares
Class C Shares
Institutional  Shares

(Portfolios of Federated MDT Series)
SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 30, 2008.

1.  As of March 31, 2009, Thomas G. Bigley retired from his position as a Trustee of the Portfolios and a member of the Audit Committee and the Nominating Committee.

June 8, 2009

Cusip             31421R700
Cusip             31421R684
Cusip             31421R809
Cusip             31421R882
Cusip             31421R668
Cusip             31421R650
Cusip             31421R643
Cusip             31421R635
Cusip             31421R106
Cusip             31421R205
Cusip             31421R718
Cusip             31421R304
Cusip             31421R874
Cusip             31421R866
Cusip             31421R858
Cusip             31421R817
Cusip             31421R791
Cusip             31421R783
Cusip             31421R775
Cusip             31421R676
Cusip             31421R767
Cusip             31421R759
Cusip             31421R742
Cusip             31421R734
Cusip             31421R726
Cusip             31421R841
Cusip             31421R833
Cusip             31421R692
Cusip             31421R825
Cusip             31421R403
Cusip             31421R502
Cusip             31421R601

40686 (06-09)